Inventories	12 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Inventories
9.	Inventories

	2023	2022

Soybean	72,003	54,793
Corn	38,025	60,970
Bean	5,560	8,773
Cotton	31,181	22,186
Other harvests	2,118	509
Agricultural products – trainings costs	148,887	90,866
Agricultural products – fair value	3,537	56,365
Raw materials	61,260	142,668
	213,684	289,899

9.1	Adjustment realizable value of inventories of agricultural products

At June 30, 2021	(23,484)
Adjustment to recoverable value of agricultural products, net	(50,822)
Realization as cost of sales	66,531
At June 30, 2022	(7,775)
Adjustment to recoverable value of agricultural products, net	(47,708)
Realization as cost of sales	36,918
At June 30, 2023	(18,565)